Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

December 31 (millions of dollars)	2016	2015
Regulatory assets (Note 12)	37	36
Materials and supplies	19	21
Deferred income tax assets (Notes 3, 7)	—	19
Prepaid expenses and other assets	41	24

	97	100